Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of income tax (expense) benefit

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Current tax expense	--	(2)	--
Deferred tax (expense) benefit	(80)	--	(64)
Total	(80)	(2)	(64)

Sources of deferred tax assets and liabilities

	December 31,
	2017		2016
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	6	(88)	9	(6)
Other receivables and current assets	26	(84)	--	(43)
Inventories	71	(4)
Property, Plant & Equipment	527	(374)	279	(484)
Non-current other assets	110		198	--
Current deferred income	1		58	--
Trade liabilities	22		45	(1)
Current financial liabilities	1,968		195	(13)
Current financial assets	12	(98)	--	--
Other current liabilities and provisions	73		7	(13)
Non-current deferred income	1,076		33	--
Non-current financial liabilities		(1,884)	91	(99)
Non-current financial assets	3		--	--
Non-current liabilities and provisions		(1,020)	1	--
Intangible assets		(1)	23	(3)
Tax losses carried forward	97		9	--
Valuation allowance	(505)		(286)	--
Tax assets (liabilities)	3,487	(3,555)	661	(662)
Set off of tax	(3,487)	3,489	(661)	661
Net tax	--	(66)	--	(1)

Reconciliation of income tax benefit (expense)

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Loss before tax	(8,445)	(11,311)	(9,530)
Tax expense at prevailing statutory rate (28%)	2,365	3,167	2,668
Non-deductible expenses	(326)	(170)	(47)
Non-taxable income	266	116	--
Tax-rate related differences	(139)	(128)	(259)
Unrecognized temporary differences and tax losses	(2,246)	(2,987)	(2,426)
Income tax expense	(80)	(2)	(64)